Revenues - Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Service transferred over time [Member]
Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Service transferred over time	$ 7,006,918	$ 900,250	$ 19,128,764